Consolidated Statements of Changes in Equity - MXN ($) $ in Thousands	CPOs Shares Repurchased	CPOs Equity Attributable to Stockholders of the Company	CPOs	Capital Stock Issued	Additional Paid-in Capital	Retained Earnings	Accumulated Other Comprehensive Income	Shares Repurchased	Equity Attributable to Stockholders of the Company	Non-controlling Interests	Total
Beginning Balance of period at at Dec. 31, 2015				$ 4,978,126	$ 15,889,819	$ 73,139,684	$ 5,257,554	$ (11,882,248)	$ 87,382,935	$ 12,138,842	$ 99,521,777
Acquisition of non-controlling interests						(6,324,997)			(6,324,997)	(804,427)	(7,129,424)
Dividends						(1,084,192)			(1,084,192)	(560,417)	(1,644,609)
Shares repurchased								(1,720,807)	(1,720,807)		(1,720,807)
Sale of shares						(448,766)		2,169,573	1,720,807		1,720,807
Stock-based compensation						1,392,534			1,392,534		1,392,534
Other adjustments to non-controlling interests										318	318
Comprehensive income						3,721,406	(1,295,770)		2,425,636	1,718,168	4,143,804
End balance of period at Dec. 31, 2016				4,978,126	15,889,819	70,395,669	3,961,784	(11,433,482)	83,791,916	12,492,484	96,284,400
Funding for acquisition of shares under the Long-term Retention Plan								(2,500,000)	(2,500,000)		(2,500,000)
Dividends						(1,084,192)			(1,084,192)	(497,617)	(1,581,809)
Repurchase of CPOs	$ (383,808)	$ (383,808)	$ (383,808)
Other costs for sale of shares								(792,348)	(792,348)		(792,348)
Shares repurchased								(2,301,918)	(2,301,918)		(2,301,918)
Sale of shares						(320,654)		2,622,572	2,301,918		2,301,918
Stock-based compensation						1,468,337			1,468,337		1,468,337
Other adjustments to non-controlling interests										19	19
Comprehensive income						4,524,496	637,363		5,161,859	2,000,264	7,162,123
End balance of period at Dec. 31, 2017				4,978,126	15,889,819	74,983,656	4,599,147	(14,788,984)	85,661,764	13,995,150	99,656,914
Cumulative adjustment for IFRS | Adoption of IFRS 9 - Expected credit losses						(167,028)			(167,028)	(35,436)	(202,464)
Cumulative adjustment for IFRS | Adoption of IFRS 15						1,599,452			1,599,452	785,203	2,384,655
Cumulative adjustment for IFRS | Adoption of IFRS 9 - New classification of Financial Instruments						(827,932)	827,932
Acquisition of non-controlling interests						183,041			183,041	39,149	222,190
Funding for acquisition of shares under the Long-term Retention Plan								(1,100,000)	(1,100,000)		(1,100,000)
Dividends						(1,068,868)			(1,068,868)	(1,276,562)	(2,345,430)
Share cancellation				(70,361)		(2,694,201)		2,764,562
Repurchase of CPOs	$ (1,541,180)	$ (1,541,180)	$ (1,541,180)
Shares repurchased								(1,954,312)	(1,954,312)		(1,954,312)
Sale of shares | Adoption of IFRS 15						(446,542)
Sale of shares						(446,542)		2,400,854	1,954,312		1,954,312
Stock-based compensation						1,305,999			1,305,999		1,305,999
Comprehensive income						6,009,414	(999,592)		5,009,822	1,584,565	6,594,387
End balance of period at Dec. 31, 2018				$ 4,907,765	$ 15,889,819	$ 78,510,909	$ 4,427,487	$ (14,219,060)	$ 89,516,920	$ 15,013,771	$ 104,530,691